Segment Reporting - Segment Reporting Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Voyage revenues		$ 100,658	$ 98,415	$ 295,670	$ 294,349
Voyage expenses		(355)	(240)	(1,354)	(931)
Vessel operating expenses		(22,055)	(24,319)	(66,320)	(70,055)
Depreciation and amortization		(24,041)	(22,473)	(70,521)	(69,251)
General and administrative expenses		(3,573)	(5,676)	(14,865)	(19,452)
Restructuring charges	$ (3,500)	0	(3,510)	0	(3,510)
Loss on sale of vessels		0	0	(27,439)	0
Income from vessel operations		50,634	42,197	115,171	131,150
Equity income		13,514	13,523	52,579	60,583
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		87,260	75,142	250,342	228,542
Voyage expenses		(175)	0	(418)	0
Vessel operating expenses		(16,751)	(16,260)	(48,717)	(46,693)
Depreciation and amortization		(19,317)	(17,268)	(58,476)	(53,578)
General and administrative expenses		(3,008)	(3,916)	(12,049)	(14,755)
Restructuring charges			0	0	0
Loss on sale of vessels				0	0
Income from vessel operations		48,009	37,698	130,682	113,516
Equity income		13,514	13,523	52,579	60,583
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		13,398	23,273	45,328	65,807
Voyage expenses		(180)	(240)	(936)	(931)
Vessel operating expenses		(5,304)	(8,059)	(17,603)	(23,362)
Depreciation and amortization		(4,724)	(5,205)	(12,045)	(15,673)
General and administrative expenses		(565)	(1,760)	(2,816)	(4,697)
Restructuring charges		0	(3,510)	0	(3,510)
Loss on sale of vessels				(27,439)	0
Income from vessel operations		2,625	4,499	(15,511)	17,634
Equity income		$ 0	$ 0	$ 0	$ 0